UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-21080

                 CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND
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               (Exact name of registrant as specified in charter)

            1111 East Warrenville Road
              Naperville, Illinois                            60563-1493
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    (Address of principal executive offices)                  (Zip code)

                         James S. Hamman, Jr., Secretary
                         Calamos Asset Management, Inc.
                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 245-7200

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1.  PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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Calamos Convertible Opportunities & Income Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                    (Registrant) CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND

                  By (Signature) /S/ John P. Calamos
                                 -----------------------------------------------
                  Name           John P. Calamos

                  Title          President

Date 08-31-2004